UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund:  BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

             Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,000	$1,110,700
6.13%, 6/01/19	1,000	1,113,760
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	372,577

		2,597,037
California — 15.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,155	2,314,836
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,265,174
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,237,146
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,479,268
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,192,362
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	3,210	3,508,659
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	1,000	1,163,180
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	1,125	1,239,975
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,174,930
5.50%, 11/01/31	1,500	1,757,235
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	586,351

Municipal Bonds	Par (000)	Value
California (continued)
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	$380	$426,907
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,355	2,650,717

		19,996,740
Colorado — 4.0%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,672,922
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	1,425	1,580,952

		5,253,874
Florida — 9.3%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,066,462
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	232,091
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	4,215	4,878,230
Orange County Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41 (b)	1,305	1,356,495
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	838,207

		12,371,485
Georgia — 2.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	2,894,700
Illinois — 22.6%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	1,000	1,083,960
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	825	921,707
Series C, 6.50%, 1/01/21 (a)	3,740	4,424,570

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	$1,300	$1,421,979
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,402,599
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,197,910
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,126,270
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,540,547
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,337,537
5.25%, 12/01/43	3,000	3,157,800
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,134,140
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,027,078
6.00%, 6/01/28	260	295,685
State of Illinois, GO:
5.25%, 2/01/31	610	619,784
5.25%, 2/01/32	1,000	1,014,180
5.50%, 7/01/33	1,000	1,035,090
5.50%, 7/01/38	270	277,636

		30,018,472
Indiana — 2.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,594,000
Louisiana — 1.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	406,856
Series A-2, 6.00%, 1/01/23	150	162,421

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$790	$834,825

		1,404,102
Massachusetts — 1.5%
Commonwealth of Massachusetts, GO, Series E, 4.00%, 4/01/42	1,360	1,344,972
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 1/01/47 (b)	695	710,992

		2,055,964
Michigan — 2.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,839,094
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 4.00%, 11/15/46	500	461,400
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,352,396

		3,652,890
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	565	622,348
6.50%, 11/15/38	3,115	3,373,140

		3,995,488
Mississippi — 2.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	1,884,240
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,120,920

		3,005,160
Nevada — 5.9%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,654,857

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	$2,000	$2,193,800

		7,848,657
New Jersey — 5.1%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,404,858
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,592,606
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,108,260
Series AA, 5.50%, 6/15/39	1,620	1,670,139

		6,775,863
New York — 4.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,658,503
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,763,348
Series A-1, 5.25%, 11/15/39	1,000	1,123,640

		5,545,491
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	530,611
Pennsylvania — 3.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38 (b)	575	620,408
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,871,205
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,632,390

		4,124,003

Municipal Bonds	Par (000)	Value
South Carolina — 2.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	$1,525	$1,717,699
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,086,450
Series E, 5.25%, 12/01/55	450	491,107

		3,295,256
Texas — 15.6%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,000	2,134,180
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	2,942,984
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,663,442
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 5/15/19 (a)	945	1,035,408
6.00%, 5/15/19 (a)	2,465	2,737,925
6.00%, 5/15/19 (a)	2,100	2,332,512
6.00%, 11/15/35	135	149,170
6.00%, 11/15/36	115	127,071
5.38%, 11/15/38	55	59,174
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	225,836
6.50%, 7/01/37	795	858,886
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,131,980
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,133,460
Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,500	1,627,200
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	490,481

		20,649,709
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	404,110

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,104,740

		1,508,850
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,136,623
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	886,584

		2,023,207
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,170	1,130,290
Total Municipal Bonds - 108.0%		143,271,849

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,000	998,450
California — 9.9%
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District, 5.00%, 10/01/43 (b)	2,775	1,190,818
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	11,989,795

		13,180,613
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,405,771
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	759	825,467

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Illinois — 5.7%
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	$825	$886,432
Priority, Series B, 5.50%, 1/01/18 (a)	2,999	3,142,545
Series B, 5.00%, 1/01/40	3,329	3,574,940

		7,603,917
Kentucky — 0.7%
Kentucky State Property & Building Commision, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	796	853,328
5.25%, 2/01/27	102	109,524

		962,852
Michigan — 2.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	2,872,998
Nebraska — 1.3%
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	1,860	1,747,796
Nevada — 5.1%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	2,000	2,152,000
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,573,632

		6,725,632
New Jersey — 6.5%
New Jersey EDA, RB, School Facilities Construction (AGC) (a):
6.00%, 12/15/18	986	1,080,909
6.00%, 12/15/18	14	15,296
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (d)	6,020	6,582,990

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (d)	$1,000	$1,009,041

		8,688,236
New York — 14.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,637,474
Series FF, 5.00%, 6/15/45	3,019	3,334,901
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	957,742
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,000	1,126,997
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,540	2,811,355
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,318,185
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	1,740	1,969,279

		19,155,933
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,631,312

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Texas — 5.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,456	$4,834,317
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,615,682

		7,449,999
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,063,838
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 56.7%		75,312,814
Total Long-Term Investments (Cost — $206,326,241) — 164.7%		218,584,663

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (e)(f)	1,181,823	1,181,823
Total Short-Term Securities (Cost — $1,181,823) — 0.9%		1,181,823
Total Investments (Cost — $207,508,064*) — 165.6%		219,766,486
Liabilities in Excess of Other Assets — (1.0)%		(1,251,329)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.8)%		(43,593,140)
VMTP Shares, at Liquidation Value — (31.8)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$132,722,017

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$164,268,209

Gross unrealized appreciation	$15,482,923
Gross unrealized depreciation	(3,489,081)

Net unrealized appreciation	$11,993,842

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to July 1, 2020, is $7,481,044.

(e)	During the period ended November 30, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	704,474	477,349	1,181,823	$1,181,823	$465	$61

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(15)	10-Year U.S. Treasury Note	March 2017	$1,867,734	$7,320
(4)	5-Year U.S. Treasury Note	March 2017	$471,375	525
(10)	Long U.S. Treasury Bond	March 2017	$1,512,813	9,824
(2)	Ultra U.S. Treasury Bond	March 2017	$322,812	1,671
Total				$19,340

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments [and derivative financial instruments] and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’ policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$218,584,663	—	$218,584,663
Short-Term Securities	$1,181,823	—	—	1,181,823

Total	$1,181,823	$218,584,663	—	$219,766,486

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$19,340	—	—	$19,340
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$80,800	—	—	$80,800
Liabilities:
TOB Trust Certificates	—	$(43,504,435)	—	(43,504,435)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

Total	$80,800	$(85,704,435)	—	$(85,623,635)

During the period ended November 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2017